Loans and advances to customers - Impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses for the year	€ 9,259	€ 9,626	€ 10,652
Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	498	291	144
Net impairment losses for the year	348	380	211
Impairment losses charged to income	386	423	223
Impairment losses reversed with a credit to income	(38)	(43)	(12)
Exchange differences and other changes	(116)	(172)	(64)
Balance at end of year	730	498	291
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	24,393	26,517	27,217
Net impairment losses for the year	10,513	10,734	11,477
Impairment losses charged to income	19,006	17,081	16,461
Impairment losses reversed with a credit to income	(8,493)	(6,347)	(4,984)
Change of perimeter		(136)
Write-off of impaired balances against recorded impairment allowance	(13,522)	(12,758)	(12,361)
Exchange differences and other changes	2,550	36	184
Balance at end of year	23,934	24,393	26,517
Loans and receivables category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses for the year	9,241	9,557	10,194
Loans and receivables category | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses for the year	348	405	92
Impairment losses reversed with a credit to income	(1,620)	(1,582)	(1,375)
Impaired financial assets | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	15,331	17,421
Balance at end of year	16,207	15,331	17,421
Individually assessed | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	6,097	9,673
Balance at end of year	5,311	6,097	9,673
Collectively assessed | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	18,296	16,844
Balance at end of year	18,623	18,296	16,844
Other assets | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	9,062	9,096
Balance at end of year	7,727	9,062	9,096
Country risk | Impaired financial assets | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Balance at beginning of year	15	12
Balance at end of year	€ 18	€ 15	€ 12